Pension and Other Postretirement Benefits - Schedule of Pension and Postretirement Plans Investment Policy and Weighted Average Asset Allocations (Detail)	Dec. 31, 2015	Dec. 31, 2014
Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	20.00%
Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	50.00%
Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	25.00%
Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	55.00%
Other Investments [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	15.00%
Other Investments [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	40.00%
Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	100.00%	100.00%
Plan Assets [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	39.00%	42.00%
Plan Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	37.00%	39.00%
Plan Assets [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	24.00%	19.00%